Federal Funds Sold, Securities Borrowed or Purchased Under Agreements to Resell and Short-term Borrowings	12 Months Ended
Dec. 31, 2011
Federal Funds Sold, Securities Borrowed or Purchased Under Agreements to Resell and Short-term Borrowings [Abstract]
Short-term Debt [Text Block]
Federal Funds Sold, Securities Borrowed or Purchased Under Agreements to Resell and Short-term Borrowings
The table below presents federal funds sold and securities borrowed or purchased under agreements to resell and short-term borrowings which include federal funds purchased, securities loaned or sold under agreements to repurchase, commercial paper and other short-term borrowings.

	2011		2010		2009
(Dollars in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Federal funds sold and securities borrowed or purchased under agreements to resell
At December 31	$211,183	0.76%	$209,616	0.85%	$189,933	0.78%
Average during year	245,069	0.88	256,943	0.71	235,764	1.23
Maximum month-end balance during year	270,473	n/a	314,932	n/a	271,321	n/a
Federal funds purchased
At December 31	243	0.06	1,458	0.14	4,814	0.09
Average during year	1,658	0.08	4,718	0.15	4,239	0.05
Maximum month-end balance during year	4,133	n/a	8,320	n/a	4,814	n/a
Securities loaned or sold under agreements to repurchase
At December 31	214,621	1.08	243,901	1.15	250,371	0.39
Average during year	270,718	1.31	348,936	0.74	365,624	0.96
Maximum month-end balance during year	293,519	n/a	458,532	n/a	407,967	n/a
Commercial paper
At December 31	23	1.70	15,093	0.65	13,131	0.65
Average during year	8,897	0.53	25,923	0.56	26,697	1.03
Maximum month-end balance during year	21,212	n/a	36,236	n/a	37,025	n/a
Other short-term borrowings
At December 31	35,675	2.35	44,869	2.02	56,393	1.72
Average during year	42,996	2.31	50,752	1.88	92,084	1.87
Maximum month-end balance during year	47,087	n/a	63,081	n/a	169,602	n/a
n/a = not applicable
Bank of America, N.A. maintains a global program to offer up to a maximum of $75 billion outstanding at any one time, of bank notes with fixed or floating rates and maturities of at least seven days from the date of issue. Short-term bank notes outstanding under this program totaled $6.3 billion and $13.8 billion at December 31, 2011 and 2010. These short-term bank notes, along with Federal Home Loan Bank (FHLB) advances, U.S. Treasury tax and loan notes, and term federal funds purchased, are included in commercial paper and other short-term borrowings on the Consolidated Balance Sheet. See Note 13 – Long-term Debt for information regarding the long-term notes that have been issued under the $75 billion bank note program.